Putnam Multi-Cap Core Fund
Fund summary
Goal
Putnam Multi-Cap Core Fund seeks capital appreciation.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Multi-Cap Core Fund	Class A		Class B		Class C	Class M		Class R	Class Y
Share class	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none	3.50%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	0.65%	[1]	none	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%		1.00%	1.00%		1.00%	1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.

Annual Fund Operating Expenses		Putnam Multi-Cap Core Fund	Putnam Multi-Cap Core Fund Class A	Putnam Multi-Cap Core Fund Class B	Putnam Multi-Cap Core Fund Class C	Putnam Multi-Cap Core Fund Class M	Putnam Multi-Cap Core Fund Class R	Putnam Multi-Cap Core Fund Class Y
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Share class			Class A	Class B	Class C	Class M	Class R	Class Y
Management fees			0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and service (12b-1) fees			0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses			3.74%	3.74%	3.74%	3.74%	3.74%	3.74%
Acquired fund fees and expenses			0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses			4.56%	5.31%	5.31%	5.06%	4.81%	4.31%
Expense reimbursement			(3.21%)	(3.21%)	(3.21%)	(3.21%)	(3.21%)	(3.21%)
Total annual fund operating expenses after expense reimbursement			1.35%	2.10%	2.10%	1.85%	1.60%	1.10%
[1]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 8/30/2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Multi-Cap Core Fund (USD $)	Class A	Class B	Class C	Class M	Class R	Class Y
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	705	713	313	531	163	112
3 years	1,168	1,155	855	1,103	705	553
5 years	1,657	1,722	1,522	1,700	1,274	1,020
10 years	2,999	3,131	3,307	3,311	2,823	2,313

Expense Example, No Redemption Putnam Multi-Cap Core Fund (USD $)	Class B	Class C
Share class	Class B (no redemption)	Class C (no redemption)
1 year	213	213
3 years	855	855
5 years	1,522	1,522
10 years	3,131	3,307

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate for the period September 24, 2010 through April 30, 2011 was 67%.
Investments
We invest mainly in common stocks (growth or value stocks or both) of U.S. companies of any size that we believe have favorable investment potential. For example, we may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. We may also consider other factors we believe will cause the stock price to rise. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
Performance information will be available after the fund completes a full calendar year of operation.